ARMADA FUNDS

                               A, B, and C Shares

      Supplement dated May 6, 2005 to the Prospectus dated October 1, 2004

       This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the
                                  Prospectus.

THE FOLLOWING PARAGRAPH SUPPLEMENTS THE INFORMATION UNDER THE HEADING "SMALL VALUE EQUITY INVESTMENT MANAGEMENT TEAM" FOUND ON PAGE 83 OF THE PROSPECTUS.

Richard A. Giesen, Jr. is no longer a member of the Small Value Equity Investment Management Team effective May 4, 2005.

THE INFORMATION FOR MR. GIESEN UNDER THE HEADING "SMALL VALUE EQUITY INVESTMENT MANAGEMENT TEAM" FOUND ON PAGE 83 OF THE PROSPECTUS IS DELETED.














          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ARM-SU-014-0505

                                  ARMADA FUNDS

                                    I Shares

      Supplement dated May 6, 2005 to the Prospectus dated October 1, 2004

       This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the
                                  Prospectus.

THE FOLLOWING PARAGRAPH SUPPLEMENTS THE INFORMATION UNDER THE HEADING "SMALL VALUE EQUITY INVESTMENT MANAGEMENT TEAM" FOUND ON PAGE 78 OF THE PROSPECTUS.

Richard A. Giesen, Jr. is no longer a member of the Small Value Equity Investment Management Team effective May 4, 2005.

THE INFORMATION FOR MR. GIESEN UNDER THE HEADING "SMALL VALUE EQUITY INVESTMENT MANAGEMENT TEAM" FOUND ON PAGE 78 OF THE PROSPECTUS IS DELETED.














          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ARM-SU-013-0505

                                  ARMADA FUNDS

                                    R Shares

      Supplement dated May 6, 2005 to the Prospectus dated October 1, 2004

       This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the
                                  Prospectus.

THE FOLLOWING PARAGRAPH SUPPLEMENTS THE INFORMATION UNDER THE HEADING "SMALL VALUE EQUITY INVESTMENT MANAGEMENT TEAM" FOUND ON PAGE 73 OF THE PROSPECTUS.

Richard A. Giesen, Jr. is no longer a member of the Small Value Equity Investment Management Team effective May 4, 2005.

THE INFORMATION FOR MR. GIESEN UNDER THE HEADING "SMALL VALUE EQUITY INVESTMENT MANAGEMENT TEAM" FOUND ON PAGE 73 OF THE PROSPECTUS IS DELETED.














          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ARM-SU-012-0505